Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
NET REVENUES
Educational programs and services	$ 1,102,974	$ 1,006,198	$ 857,685
Books and others	143,792	132,689	102,169
Total net revenues	1,246,766	1,138,887	959,854
Operating costs and expenses
Cost of revenues	(526,320)	(451,669)	(384,177)
Selling and marketing	(188,483)	(169,062)	(142,098)
General and administrative	(378,434)	(324,210)	(311,014)
Total operating costs and expenses	(1,093,237)	(944,941)	(837,289)
Gain on disposal of subsidiaries		3,621
OPERATING INCOME	153,529	197,567	122,565
OTHER INCOME, NET
Interest income	66,605	44,880	30,121
Miscellaneous income, net	342	752	772
Income before income tax expense and loss from equity method investments	220,476	243,199	153,458
Provision for income taxes:
Current	(31,552)	(28,235)	(18,985)
Deferred	5,331	2,193	3,630
Provision for income taxes	(26,221)	(26,042)	(15,355)
Loss from equity method investments	(1,537)	(1,453)	(1,427)
Income from continuing operations	192,718	215,704	136,676
Loss from discontinued operations, net of tax			(407)
Net income	192,718	215,704	136,269
Add: Net loss attributable to noncontrolling interest	295
Net income attributable to New Oriental Education & Technology Group Inc.	$ 193,013	$ 215,704	$ 136,269
Net income from continuing operation per share (Note 17)
- Basic	$ 1.23	$ 1.38	$ 0.88
- Diluted	$ 1.23	$ 1.37	0.87
Net income from discontinued operation per share (Note 17)
- Basic			0.00
- Diluted			$ 0.00
Weighted average shares used in calculating basic net income per share	156,438,606	156,033,992	155,762,959
Weighted average shares used in calculating diluted net income per share	157,302,174	157,903,464	157,823,792
Share-based compensation expense included in:
Share-based compensation expense	$ 15,689	$ 20,079	$ 27,242
General and Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 15,689	$ 20,079	$ 27,242